Property and equipment	12 Months Ended
Dec. 31, 2011
Property and equipment

6. Property and equipment

Property and equipment were comprised of the following:

	December 31,
	2011	2010
Land	$23,004	$23,182
Buildings	34,173	33,937
Leasehold improvements	1,266,499	1,106,935
Equipment and information systems	1,269,343	1,107,778
New center and capital asset projects in progress	144,124	38,721

	2,737,143	2,310,553
Less accumulated depreciation and amortization	(1,304,492)	(1,139,745)

	$1,432,651	$1,170,808

Depreciation and amortization expense on property and equipment was $249,060, $218,666 and $213,657 for 2011, 2010 and 2009, respectively.

Interest on debt incurred during the development of new centers and other capital asset projects is capitalized as a component of the asset cost based on the respective in-process capital asset balances. Interest capitalized was $4,887, $2,621 and $3,627 for 2011, 2010 and 2009, respectively.